INVESTMENT IN ASSOCIATES	12 Months Ended
Mar. 31, 2022
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATES
7.	INVESTMENT IN ASSOCIATES

(a) Investment in New Pacific Metals Corp.

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the Toronto Stock Exchange (symbol: NUAG) and NYSE American (symbol: NEWP). NUAG is a related party of the Company by way of two common directors and two common officers, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

During the year ended March 31, 2022, the Company acquired 125,000 common shares of NUAG from the public market for a total cost of $0.4 million. Subsequent to March 31, 2022, the Company acquired additional 48,500 common shares of NUAG from the public market for a total cost of $0.2 million.

In November 2020, NUAG completed a spin-out by way of a plan of arrangement of its then wholly-owned subsidiary, Whitehorse Gold Corp. (“WHG”), which owns 100% of the Skukum Gold Project (formerly “Tagish Lake Gold Project”) located in Yukon, Canada, and distributed all of the WHG common shares to its shareholders on a pro rata basis.

As at March 31, 2022, the Company owned 44,042,216 common shares of NUAG (March 31, 2021 – 43,917,216), representing an ownership interest of 28.2% (March 31, 2021 – 28.6%).

The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance April 1, 2020	42,596,506	$44,555	$148,624
Participation in public offering	1,320,710	5,805
WHG Spin-out		(1,793)
Share of net loss		(1,672)
Share of other comprehensive loss		(2,324)
Foreign exchange impact		5,828
Balance March 31, 2021	43,917,216	$50,399	$181,257
Purchase from open market	125,000	352
Share of net loss		(1,715)
Share of other comprehensive income		95
Foreign exchange impact		306
Balance March 31, 2022	44,042,216	$49,437	$140,275

Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2022(1)	2021(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(6,055)	$3,029
Adjustments to remove impairment charges recognized by NUAG	-	(8,862)
Net loss of NUAG qualified for pick-up	(6,055)	(5,833)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG	334	(8,079)
Comprehensive income (loss) of NUAG qualified for pick-up	$(5,721)	$(13,912)
Company’s share of net loss	(1,715)	(1,672)
Company’s share of other comprehensive income (loss)	95	(2,324)
Company’s share of comprehensive income	$(1,620)	$(3,996)

(1)NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2022	March 31, 2021
Current assets	$37,075	$48,511
Non-current assets	88,171	78,164
Total assets	$125,246	$126,675
Current liabilities	2,353	811
Total liabilities	2,353	811

Net assets	$122,893	$125,864
Non-controlling interests	(24)	(50)
Total equity attributable to equity holders of NUAG	$122,917	$125,914
Company’s share of net assets of associate	$34,670	$35,932

(b) Investment in Whitehorse Gold Corp.

Whitehorse Gold Corp. (“WHG”) is a Canadian public company listed on the TSX Venture Exchange (symbol: WHG). WHG is a related party of the Company by way of one common director, and the Company accounts for its investment in WHG using the equity method as it is able to exercise significant influence over the financial and operating policies of WHG.

On May 14, 2021, the Company participated in a brokered private placement of WHG and purchased 4,000,000 units at a cost of $5.0 million. Each unit was comprised of one WHG common share and one common share purchase warrant at exercise price of CAD$2 per share. The common share purchase warrant expires on May 14, 2026.

As at March 31, 2022, the Company owned 15,514,285 common shares of WHG (March 31, 2021 – 11,514,285), representing an ownership interest of 29.3% (March 31, 2021 – 27.0%). The summary of the investment in WHG common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of WHG’s common shares per quoted market price
Balance April 1, 2020
Distributed by NUAG through WHG spin-out	5,740,285	1,793
Participation in private placement	5,774,000	1,326
Share of net loss		(174)
Foreign exchange impact		113
Balance March 31, 2021	11,514,285	$3,058	$15,108
Participation in private placement	4,000,000	4,960
Share of net loss		(473)
Foreign exchange impact		(141)
Balance March 31, 2022	15,514,285	$7,404	$6,208

Summarized financial information for the Company’s investment in WHG on a 100% basis is as follows:

	Year ended March 31,
	2022(1)	2021(1)
Net loss attributable to WHG’s shareholders as reported by WHG	$(1,607)	$(856)
Adjustments to exclude WHG’s net loss before spin-out	-	211
Net loss of WHG qualified for pick-up	$(1,607)	$(645)
Company’s share of net loss	$(473)	$(174)

(1)WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2022	March 31, 2021
Current assets	$3,068	$823
Non-current assets	19,159	10,862
Total assets	$22,227	$11,685
Current liabilities	575	237
Long-term liabilities	5	-
Total liabilities	580	237

Net assets	$21,647	$11,448
Company’s share of net assets of associate	$6,341	$3,090